Security Benefit Advisor Variable Annuity	Issued by:	Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001

Supplement Dated September 13, 2010
To Prospectus Dated May 1, 2010

Effective July 31, 2010, the name of the Northern Select Equity subaccount was changed to the Northern Large Cap Growth subaccount. All references to the Northern Select Equity subaccount in the Prospectus dated May 1, 2010, are hereby changed to reflect the new subaccount name effective on July 31, 2010.

Please Retain This Supplement For Future Reference